UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Covenant Financial Services, LLC

Address:   210 Park Avenue, Suite 3000
           Oklahoma City, OK
           73102


Form 13F File Number: 028-15189


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Stephen R. Hartman
Title:  Chief Operating Officer
Phone:  (408) 848-6999

Signature,  Place,  and  Date  of  Signing:

/s/ Stephen R. Hartman             Oklahoma City, OK                  5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              85

Form 13F Information Table Value Total:  $      159,553
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- ------------------ --------- -------- ------------------ ---------- -------- -----------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------- ------------------ --------- -------- --------- --- ---- ---------- -------- --------- ------ ------
3M Co                           COM                88579Y101      540     5,084 SH       SOLE       NONE         5,000      0     84
Alliance Holdings GP LP         COM Units LP       01861G100     1053    20,000 SH       SOLE       NONE             0      0 20,000
Alliance Res Partner LP         UT LTD Part        01877R108     2108    33,098 SH       SOLE       NONE             0      0 33,098
American Express Co             COM                025816109     5802    86,000 SH       SOLE       NONE        86,000      0      0
Apple Inc                       COM                037833100     6792    15,344 SH       SOLE       NONE        15,344      0      0
Avon Prods Inc                  COM                054303102      207    10,000 SH       SOLE       NONE        10,000      0      0
Bank of America Corp.           COM                060505104       40     3,320 SH       SOLE       NONE         3,320      0      0
Barrick Gold Corp               COM                067901108      856    29,100 SH       SOLE       NONE        29,100      0      0
Berkshire Hathaway Inc Del      CL B NEW           084670702      656     6,300 SH       SOLE       NONE         6,300      0      0
British American Tob PLC        SPONSORED ADR      110448107      252     2,350 SH       SOLE       NONE         2,350      0      0
Capitol Fed Financial Inc       COM                14057J101     6777   561,500 SH       SOLE       NONE       561,500      0      0
Chesapeake Energy Corp          COM                165167107      145     7,124 SH       SOLE       NONE             0      0  7,124
Chevron Corp New                COM                166764100       78       660 SH       SOLE       NONE           144      0    516
Cisco Sys Inc                   COM                17275R102     9141   437,462 SH       SOLE       NONE       437,462      0      0
Coach Inc                       COM                189754104     3056    61,130 SH       SOLE       NONE        61,130      0      0
Coca-Cola Co                    COM                191216100    10108   251,924 SH       SOLE       NONE       197,500      0 54,424
Cummins Inc                     COM                231021106      582     5,025 SH       SOLE       NONE         5,000      0     25
Devon Energy Corp New           COM                25179M103      705    12,500 SH       SOLE       NONE        12,500      0      0
Du Pont E I De NeMours & Co     COM                263534109       34       700 SH       SOLE       NONE             0      0    700
Emerson Electric Co             COM                291011104     6484   116,050 SH       SOLE       NONE       116,000      0     50
Exxon Mobil Corp                COM                30231G102    11610   128,840 SH       SOLE       NONE       128,300      0    540
Ford Motor Co Del               COM PAR $0.01      345370860      986    75,000 SH       SOLE       NONE        75,000      0      0
Freeport-McMoran Copper         COM                35671D857     9348   282,412 SH       SOLE       NONE       281,985      0    427
Gilead Sciences Inc             COM                375558103       23       468 SH       SOLE       NONE           468      0      0
Global X Funds                  GLB X ASEAN 40     37950E648        3       150 SH       SOLE       NONE                    0    150
Goldman Sachs Group Inc         COM                38141G104      736     5,000 SH       SOLE       NONE         5,000      0      0
Google Inc                      CL A               38259P508       31        39 SH       SOLE       NONE            39      0      0
Hain Celestial Group Inc        COM                405217100        9       151 SH       SOLE       NONE           151      0      0
Intel Corp                      COM                458140100     7449   341,145 SH       SOLE       NONE       341,145      0      0
Intermountain Cmnty Bancorp     COM NEW            45881M308     4943   385,882 SH       SOLE       NONE       385,882      0      0
International Business Machs    COM                459200101    10187    47,759 SH       SOLE       NONE        47,747      0     12
Intuitive Surgical Inc          COM NEW            46120E602       40        82 SH       SOLE       NONE            82      0      0
IShares TR                      MSCI Emerg Mkt     464287234      428    10,000 SH       SOLE       NONE        10,000      0      0
IShares TR                      S&P/Topix 150      464287382      234     5,000 SH       SOLE       NONE         5,000      0      0
Ishares Silver Trust            Ishares            46428Q109       12       450 SH       SOLE       NONE             0      0    450
Penney J C Inc                  COM                708160106      151    10,000 SH       SOLE       NONE        10,000      `      0
Johnson & Johnson               COM                478160104     3424    41,996 SH       SOLE       NONE        41,386      0    610
JPMorgan Chase & Co             COM                46625H100     4534    95,526 SH       SOLE       NONE        95,496      0     30
KIMCO Realty Corp               COM                49446R109        6       281 SH       SOLE       NONE             0      0    281
KKR & Co LP Del                 COM UNITS          48248M102     4250   220,000 SH       SOLE       NONE       220,000      0      0
Kodiak Oil & Gas Corp           COM                50015Q100        3       350 SH       SOLE       NONE             0      0    350
Kohl's Corp                     COM                500255104      231     5,000 SH       SOLE       NONE         5,000      0      0
Loews Corp                      COM                540424108     4848   110,000 SH       SOLE       NONE       110,000      0      0
Masco Corp                      COM                574599106        6       320 SH       SOLE       NONE             0      0    320
McDonald'S Corp                 COM                580135101     5782    58,000 SH       SOLE       NONE        58,000      0      0
Microsoft Corp                  COM                594918104     3230   112,917 SH       SOLE       NONE       111,837      0  1,080
Molson Coors Brewing Co         CL B               60871R209      245     5,000 SH       SOLE       NONE         5,000      0      0
Mosaic Co New                   COM                61945C103       20       340 SH       SOLE       NONE           340      0      0
National-Oilwell Varco Inc      COM                637071101        8       112 SH       SOLE       NONE            82      0     30
OGE Energy Corp                 COM                670837103       16       226 SH       SOLE       NONE             0      0    226
Peabody Energy Corp             COM                704549104      429    20,272 SH       SOLE       NONE        20,000      0    272
Pfizer Inc                      COM                717081103     5379   186,390 SH       SOLE       NONE       186,390      0      0
Philip Morris International     COM                718172109      250     2,700 SH       SOLE       NONE         2,700      0      0
PostRock Energy Corp            COM                737525105      806   455,094 SH       SOLE       NONE       455,094      0      0
PowerShares ETF Trust II        DWA Emrg Mkts      73936Q207        3       125 SH       SOLE       NONE             0      0    125
PPL Corp                        COM                69351T106        5       150 SH       SOLE       NONE             0      0    150
Procter & Gamble Co             COM                742718109       46       595 SH       SOLE       NONE           220      0    375
ProShares TR                    PSHS SHORT DOW 30  74347R701        5       150 SH       SOLE       NONE             0      0    150
ProShares TR                    PSHS ULSHT S&P 500 74347B300      439    10,000 SH       SOLE       NONE        10,000      0      0
Prudential Financial Inc        COM                744320102       20       342 SH       SOLE       NONE           342      0      0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                  COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- ------------------ --------- -------- ------------------ ---------- -------- -----------------------
                                                              VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------------- ------------------ --------- -------- --------- --- ---- ---------- -------- --------- ------ ------
Public Service Enterprise Group COM                744573106        3       100 SH       SOLE       NONE             0      0    100
Qualcomm Inc                    COM                747525103     9494   141,826 SH       SOLE       NONE       141,826      0      0
Ramco-Gershenson Pptys Tr REIT  COM Sh Ben Int     751452202       19     1,119 SH       SOLE       NONE             0      0  1,119
Reliv Intl Inc                  COM                75952R100        0       300 SH       SOLE       NONE             0      0    300
Rio Tinto Plc-Spon Adr          SPONSORED ADR      767204100       20       426 SH       SOLE       NONE           426      0      0
Sandridge Energy Inc            COM                80007P307     6119 1,161,066 SH       SOLE       NONE     1,158,446      0  2,620
Sonic Corp                      COM                835451105        3       200 SH       SOLE       NONE             0      0    200
Southern Company                COM                842587107        6       125 SH       SOLE       NONE             0      0    125
SPDR Gold Tr Gold Shs           Gold Shs           78463V107      331     2,145 SH       SOLE       NONE             0      0  2,145
Starbucks Corp                  COM                855244109       12       215 SH       SOLE       NONE           215      0      0
Starwood Hotels & Resorts       COM                85590A401      319     5,000 SH       SOLE       NONE         5,000      0      0
Sun Life Financial Inc          COM                866796105       13       465 SH       SOLE       NONE             0      0    465
Suntrust Banks Inc              COM                867914103       49     1,686 SH       SOLE       NONE         1,686      0      0
Taseko Mines Ltd                COM                876511106     1249   449,550 SH       SOLE       NONE       449,550      0      0
The Walt Disney Co.             COM DISNEY         254687106       11       200 SH       SOLE       NONE           200      0      0
Total S A                       Sponsored ADR      89151E109        5       100 SH       SOLE       NONE             0      0    100
Toyota Motor Corp               SP ADR REP2COM     892331307      924     9,000 SH       SOLE       NONE         9,000      0      0
United Parcel Service Inc       CL B               911312106     4391    51,123 SH       SOLE       NONE        51,123      0      0
United Technologies Corp        COM                913017109       16       168 SH       SOLE       NONE           168      0      0
Verizon Communications Inc.     COM                92343V104       10       204 SH       SOLE       NONE             0      0    204
Visa Inc                        COM CL A           92826C839      391     2,300 SH       SOLE       NONE         2,300      0      0
Vodafone Group Plc-Sp Adr       SPONS ADR NEW      92857W209      314    11,068 SH       SOLE       NONE        10,984      0     84
Wal-Mart Stores Inc             COM                931142103       63       839 SH       SOLE       NONE           269      0    570
Wells Fargo & Co New            COM                949746101      168     4,530 SH       SOLE       NONE             0      0  4,530
Western Digital Corp            COM                958102105       32       646 SH       SOLE       NONE             0      0    646